Recapitalization (Details)		3 Months Ended
	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares
Recapitalization [Line Items]
Shares acquired percentage	100.00%
Proceeds from reverse recapitalization	$ 215,613,000
Proceeds from the Merger		$ 7,865,000	$ 0
Purchase price		208,000,000	0
Payments of reverse recapitalization transaction costs		61,806,000
Private placement proceeds receivable		500,000
Adjustments to stock issuance costs		58,673,000
Transaction expenses related to the Merger		3,132,000
Settlement of related party promissory notes		5,517,000	$ 0
One time transaction bonus		17,735,000
Portion paid in cash		$ 12,218,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Class A | Motive Capital Corp
Recapitalization [Line Items]
Conversion ratio (in shares) | shares	1
Class B | Motive Capital Corp
Recapitalization [Line Items]
Conversion ratio (in shares) | shares	1
PIPE Investment
Recapitalization [Line Items]
Purchase price	$ 68,500,000	$ 68,500,000
PIPE Investment | Private Placement
Recapitalization [Line Items]
Shares issued (in shares) | shares	6,850,000
PIPE Investment | Private Placement | Private Placement
Recapitalization [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Motive Fund Vehicles Investor
Recapitalization [Line Items]
Purchase price	$ 140,000,000
Sale of units (in shares) | shares	1
Motive Fund Vehicles Investor | Public Warrants
Recapitalization [Line Items]
Sale of unit, number of warrants in each unit	0.0033
Motive Fund Vehicles Investor | Private Placement
Recapitalization [Line Items]
Number of units issued in transaction (in units) | shares	14,000,000
Sale of units, price per unit (in dollars per unit) | $ / shares	$ 10.00
Common Stock
Recapitalization [Line Items]
Shares issued (in shares) | shares		73,914,149